Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (6,580)	$ (5,542)	$ (27,277)	$ (15,132)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19	1	35	0
Amortization of debt discount	0	500	582	1,768
Amortization of deferred financing fees	0	96	223	253
Amortization of intangible assets	32	24	118	70
Stock issued for services	106	184	663	860
Non Cash Financing Expense	14	0
Loss on stock issuance	0	67	260	352
Loss on warrant issuance	0	3,867	3,867	0
Non-cash interest expense related to warrants and derivative	0	32	52	0
Change in fair value of warrants and derivative liability	0	(666)	(317)	(271)
Stock-based compensation expense	488	202	1,302	744
Write-off of clinical trial materials			500	0
Impairment of investment			50	0
Loss on debt issuance			0	6,709
Loss on extinguishment of convertible debt			1,250	0
Changes in assets and liabilities
Related party liabilities and accrued interest	0	1	3	4
Clinical trial material	0	(500)
Prepaid expenses and other current assets	(62)	(25)	(92)	368
Accounts payable and accrued expenses	(1,851)	560	4,645	88
Accrued interest	29	(60)	(195)	549
Net cash used in operating activities	(7,805)	(1,259)	(11,331)	(3,473)
Cash flows from investing activities
Acquisition of DioGenix	(900)	0
Acquisition of other assets	0	(500)	(1,100)	(70)
Acquisition of property and equipment	(1)	(9)	(181)
Restricted cash			(204)	0
Investment			(50)	0
Net cash used in investing activities	(901)	(509)	(1,535)	(70)
Cash flows from financing activities
Proceeds from borrowings	2,850	500	500	5,048
Financing Costs	(19)	0	(43)	(325)
Proceeds from issuance of common stock	2,820	400	3,074	0
Proceeds from exercise of warrants	0	3,600	4,975	0
Proceeds from issuance of convertible preferred stock	2,950	0	3,550	0
Repayment of demand and convertible notes, including accrued interest			(9)	(304)
Net cash provided by financing activities	8,601	4,500	12,047	4,419
Net increase in cash and cash equivalents	(105)	2,732	(819)	876
Beginning of period	214	1,033	1,033	157
End of period	109	3,765	214	1,033
Supplemental schedule of non-cash activities:
Convertible debentures converted and associated reclassification of derivative liabilities	0	7,778
Debt discount written off - associated with convertible promissory notes	0	(1,740)
Common Stock Issued As Fee For Debt Financing Arrangement	102	0
Stock issued for deferred funding fees	0	516
Relative fair value associated with 8% senior convertible debentures issued with detachable warrants			0	1,939
Beneficial conversion feature - Series D convertible preferred stock			0	321
Convertible debentures and promissory notes			130	2,712
stock issued			516	0
Deferred commitment fee for equity financing reclassified upon stock issuance			(516)	0
Preferred stock dividend accrued at end of period			(65)	(26)
Supplemental cash flow information
Interest paid			59	61
Convertible Notes Payable [Member]
Supplemental schedule of non-cash activities:
Debt discount written off - associated with convertible promissory notes			0	(250)
Debt discount associated with convertible promissory notes			0	813
Beneficial conversion feature - debt discount - convertible promissory notes			0	226
Convertible Notes Payable [Member] | Accounts Payable and Accrued Liabilities [Member]
Supplemental schedule of non-cash activities:
Convertible notes issued			0	123
Convertible Notes Payable [Member] | Accounts Payable [Member]
Supplemental schedule of non-cash activities:
Convertible notes issued			0	161
Convertible Debt [Member]
Supplemental schedule of non-cash activities:
stock issued	0	11	0	1,559
Preferred stock Dividend [Member]
Supplemental schedule of non-cash activities:
stock issued			104	0
Series D Preferred Dividend [Member]
Supplemental schedule of non-cash activities:
Series preferred stock dividend accrued	(15)	0
Series E Preferred Dividend [Member]
Supplemental schedule of non-cash activities:
Series preferred stock dividend accrued	(192)	0
Common Stock [Member]
Cash flows from operating activities
Net loss	0		0	0
Supplemental schedule of non-cash activities:
Convertible debentures and promissory notes			7,091	0
Preferred stock dividend accrued at end of period				0
Common Stock [Member] | Other Intangible Assets [Member]
Supplemental schedule of non-cash activities:
stock issued			354	79
Common Stock [Member] | Accounts Payable and Accrued Liabilities [Member]
Supplemental schedule of non-cash activities:
stock issued			68	260
In Process Research and Development [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Conversion of Stock, Amount Converted			3,000	0
Series A Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Conversion of Stock, Amount Converted				127
Series C Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense			0	39
Series D Preferred Stock [Member] | Accounts Payable [Member]
Supplemental schedule of non-cash activities:
stock issued			0	1,169
Series E Preferred Stock [Member] | Notes Payable, Other Payables [Member]
Supplemental schedule of non-cash activities:
stock issued			$ 500	$ 2,200
Common Stock Issued For Series D Preferred Stock [Member]
Supplemental schedule of non-cash activities:
Conversion of Stock, Amount Issued	(9)	0
stock issued	35	0
Common Stock Issued For Series E Preferred Stock [Member]
Supplemental schedule of non-cash activities:
Conversion of Stock, Amount Issued	(172)	0
stock issued	$ 237	$ 0